Contingencies and Commitments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 USD ($)
Contingencies and Commitments
Damages sought		$ 1,470
Contracts receivable, claims and uncertain amounts	$ 124		$ 61
Amount of disputed back charges	$ 18		$ 41